Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 19, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab U.S. Dividend Equity ETF

(the Fund) a series of Schwab Strategic Trust (the Registrant) (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated June 15, 2020 to the Fund's prospectus, dated December 18, 2019, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated June 15, 2020.

Any questions or comments on this filing should be directed to the undersigned at (720) 418-2441.

Respectfully,

/s/ Robin Nesbitt

Robin Nesbitt

Corporate Counsel